Acquisitions - Purchase Price Allocation Table (details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Business Combinations [Abstract]
Property, plant and equipment	$ 264,521
Intangible assets	53,754
Asset retirement obligations and other liabilities	(16,318)
Total purchase price	$ 301,957